Significant accounting policies and judgements (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of List Of Accounting Policies [Abstract]
General information
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar,” “Polestar Group” and the “Group,” is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, branding and marketing, and the commercialization and selling of battery electric vehicles, and related technology solutions. Polestar Group's current lineup of battery electric vehicles consists of the Polestar 2 ("PS2"), a premium fast-back sedan, the Polestar 3 ("PS3"), a luxury aero sport-utility vehicle, the Polestar 4 ("PS4"), a premium sport utility vehicle, the Polestar 5 ("PS5"), a luxury sport grand-touring sedan, and the Polestar 6 ("PS6"), a luxury roadster. As of December 31, 2024, the PS2, PS3, and PS4 are in production while the remaining vehicles are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 418 78 Göteborg, Sweden.
Merger with Gores Guggeinheim, Inc.
Merger with Gores Guggenheim, Inc.
Gores Guggenheim, Inc. (“GGI”) was a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or a similar business combination. GGI was incorporated in Delaware on December 21, 2021 and completed its initial public offering (“IPO”) on March 25, 2021.
On September 27, 2021, GGI entered into a Business Combination Agreement (“BCA”) with Polestar Automotive Holding Limited, a Hong Kong incorporated company (“Former Parent”), Polestar Automotive (Singapore) Pte. Ltd., a private company limited by shares in Singapore (“Polestar Singapore”), Polestar Holding AB, a private limited liability company incorporated under the laws of Sweden (“Polestar Sweden”), Polestar Automotive Holding UK Limited, a limited company incorporated under the laws of England and Wales and a direct wholly owned subsidiary of the Former Parent, and PAH UK Merger Sub Inc., a Delaware corporate and a direct wholly owned subsidiary of the Parent (“US Merger Sub”).
On June 23, 2022 (“Closing”), the Former Parent consummated a reverse recapitalization pursuant to the terms and conditions of the BCA. At the Closing, Polestar Holding AB and its subsidiaries became wholly owned subsidiaries of Parent. US Merger Sub merged with GGI, pursuant to which the separate corporate existence of US Merger Sub ceased and GGI became a wholly owned subsidiary of the Parent.
Basis of preparation
Basis of preparation
The Consolidated Financial Statements in this annual report of Polestar Group are prepared in accordance with IFRS Accounting Standards as issued by the IASB and UK-adopted international accounting standards. The Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This annual report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated. Additionally, non-USD currencies are presented in thousands unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of the Former Parent and its consolidated subsidiaries.
Going concern
Going concern
Polestar Group’s Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern, executing on management’s 2025-2029 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast significant doubt about Polestar’s ability to continue as a going concern. As a result of this assessment, management identified a material uncertainty that casts doubt on Polestar Group’s ability to obtain sufficient financing to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered a broad range of relevant information, including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Consolidated Financial Statements, as well as other risks related to Polestar’s business. In making these forecasts, management was required to make judgements relating to Polestar Group’s future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses (including the potential impact of tariffs), required capital expenditure and market demand for debt refinancing and debt and equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditures related to developing the PS3, PS4, PS5 and PS6, managing the Company’s liquidity profile and funding needs remains one of management’s key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of December 31, 2024 Polestar has net current liabilities of $2,442,607. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the years ended December 31, 2024, 2023, and 2022, amounted to $2,049,897, $1,181,875, and $479,017, respectively. Negative operating cash flows for the years ended December 31, 2024, 2023, and 2022, amounted to $991,209, $1,893,841, and $1,080,951, respectively and negative investing cash flows for the years ended December 31, 2024, 2023, and 2022, amounted to $412,562, $417,619, and $709,044, respectively. Management’s 2025-2029 business plan forecasts that Polestar will generate negative operating cash flows in the near term and that investing cash flows will continue to be negative in the near and long-term due to the high capital expenditure demands of Polestar’s business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. During the year ended December 31, 2024, Polestar entered into its first long-term financing arrangement with unrelated parties, an unsecured, multi-currency syndicated loan from banks, to help with the Group's long-term liquidity needs - refer to Note 25 - Liabilities to credit institutions. For further details of the contractual maturities of Polestar's non-derivative financial assets and liabilities, including its financing arrangements refer to Note 17 - Financial instruments. Management’s 2025-2029 business plan indicates that Polestar Group depends on rolling-over current financing arrangements as well as obtaining additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar Group begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors is essential for Polestar Group’s ability to continue as a going concern. Management cannot guarantee that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned. During the year ended December 31, 2024, Polestar demonstrated efforts towards achieving liquidity targets in management's 2025-2029 business plan by:
•Renegotiating the terms of its long-term convertible credit facility with Volvo Cars to extend the principal repayment date to December 29, 2028;
•Securing financing support from several lenders in the form of a long-term syndicated multicurrency green trade facility;
•Entering into a non-recourse revolving trade receivables factoring arrangement; and
•Entering into multiple short-term working capital loan arrangements with banking partners in China.
Following December 31, 2024 but prior to the issuance of these Consolidated Financial Statements, Polestar has secured additional financing through multiple short-term working capital loans with Chinese banking partners, a new green trade facility and an extension of the revolving credit green trade facility originally entered into during the year ended December 31, 2022 - refer to Note 30 - Subsequent events for further details of these subsequent events.
Polestar is party to financing instruments that contain financial covenants with which Polestar must comply during, and beyond, the 12 months following the issuance date of these Consolidated Financial Statements including, but not limited to, a minimum quarterly cash levels of €400,000, and maximum quarterly financial indebtedness of $5,500,000 - refer to Note 25 - Liabilities to credit institutions for further details. A failure to comply with such covenants may result in an event of default that could have material adverse effects on its business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver prior to such event of default occurring. Prior to December 31, 2024, Polestar applied for, and received acceptance of, a waiver of certain financial covenants related to its syndicated multicurrency green trade facility for the year ended December 31, 2024 and the quarter ended March 31, 2025. However, management cannot guarantee that waivers will be granted for any future non-compliance with covenants on this facility nor on Polestar's other borrowings with covenants.
Management forecasts sufficient liquidity in the twelve-month period following the issuance date of these Consolidated Financial Statements in order for Polestar to meet its cash flow requirements as well as to ensure compliance with the applicable financial covenants, but the uncertainty related to the execution of management’s liquidity and funding plan indicates the existence of a material uncertainty that may cast significant doubt upon Polestar's ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Consolidated Financial Statements do not include any adjustments to reflect the going concern uncertainty.

Adoption of new and revised standards
Adoption of new and revised standards
Effects of new and amended IFRS
The following new standards and amendments effective from January 1, 2024 were adopted by the Group for the preparation of these Consolidated Financial Statements. Management concluded the adoption of any of the below accounting pronouncements did not have a material impact on the Group’s financial statements, unless otherwise noted.
In January 2020, the IASB published amendments to IAS 1 which clarify the presentation of liabilities as current or non-current based off the rights that are in existence at the end of the reporting period, not the expectations about an entity’s exercise of certain rights to defer the settlement of a liability or other subsequent events. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024.
In October 2022, the IASB issued an amendment to IAS 1, Presentation of Financial Statements ("IAS 1"), which clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendment for annual periods is effective beginning on or after January 1, 2024.
In September 2022, the IASB issued an amendment to IFRS 16, Leases ("IFRS 16"), which clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. This amendment for annual periods is effective beginning on or after January 1, 2024.
In May 2023, the IASB issued amendments to IAS 7, Statement of Cash Flows ("IAS 7") and IFRS 7, Financial Instruments: Disclosures ("IFRS 7") titled Supplier Finance Arrangements, to implement new disclosure requirements to improve clarity and usefulness of information provided by entities concerning supplier finance arrangements. These changes aim to help users of financial statements understand the impact of supplier finance arrangements on an entity’s liabilities, cash flows, and exposure to liquidity risk. The amendments for annual periods are effective beginning on or after January 1, 2024.
New and amended IFRS issued but not yet effective
Management has concluded the adoption of any of the below accounting pronouncements, that were issued but not effective for the annual period ended December 31, 2024, will not have a material impact on the Group’s financial statements, unless otherwise noted.
In June 2023, International Sustainability Standards Board ("ISSB") issued IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information ("IFRS S1"), and IFRS S2, Climate-related Disclosures ("IFRS S2"). IFRS S1 provides the basic requirements for sustainability disclosures, which should be used with IFRS S2 as well as the future Standards the ISSB releases. IFRS S2 has been developed specifically to capture climate-related risks and opportunities disclosure requirements. These standards for annual periods are effective beginning on or after January 1, 2024. However, as the Group's Parent is registered in the United Kingdom, and the United Kingdom does not require adoption of this standard no earlier than January 1, 2026, Polestar has not yet adopted this standard.
In August 2023, the IASB issued the amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates ("IAS 21") titled Lack of Exchangeability, which outlines how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not. This standard for annual periods is effective beginning on or after January 1, 2025.
In December 2023, the ISSB amended the non-climate-related content in the Sustainability Accounting Standards Board ("SASB") standards, which removes and replaces jurisdiction-specific references and definitions in the SASB standards, without substantially altering industries, topics or metrics. This standard for annual periods is effective beginning on or after January 1, 2025.
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18"), which outlines the requirements for the presentation and disclosure of information in financial statements. It includes the requirement to classify income and expenses into three new categories: operating, investing, and financing. IFRS 18 will replace IAS 1 and will be effective for annual periods beginning on or after January 1, 2027. Polestar is evaluating the impact of adopting this standard and the effects are not yet known.
In May 2024, the IASB issued the amendments to IFRS 7 and IFRS 9, Financial Instruments ("IFRS 9"), which outlines matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9. This standard for annual periods is effective beginning on or after January 1, 2026.
In May 2024, the IASB issued IFRS 19, Subsidiaries without Public Accountability: Disclosures ("IFRS 19"), which specifies reduced disclosure requirements that eligible entities can apply instead of the disclosure requirements in other IFRS accounting standards. This standard for annual periods is effective beginning on or after January 1, 2027.
In July 2024, the IASB issued the amendments as part of its annual improvements process to IFRS 1, First-time Adoption of International Financial Reporting Standards ("IFRS 1") regarding hedge accounting by a first-time adopter, IFRS 7 about gain or loss on derecognition, IFRS 7 regarding disclosure of deferred difference between fair value and transaction price, IFRS 7 regarding credit risk disclosures, IFRS 9 regarding lessee derecognition of lease liabilities, IFRS 9 regarding transaction price, IFRS 10, Consolidated Financial Statements ("IFRS 10") regarding Determination of a ‘de facto agent’ and IAS 7 regarding Cost method. These annual improvements are sufficiently minor or narrow in scope that they were packaged in one document, even though the amendments are unrelated. This standard for annual periods is effective beginning on or after January 1, 2026.

Presentation
Presentation
In the Consolidated Statement of Financial Position, an asset is classified as a current asset when it is held primarily for the purpose of trading, is expected to be realized within twelve months of the date of the Consolidated Statement of Financial Position or consists of cash or cash equivalents, provided it is not subject to any restrictions. All other assets are classified as non-current. A liability is classified as a current liability when it is held primarily for the purpose of trading or is expected to be settled within twelve months of the date of the Consolidated Statement of Financial Position. All other liabilities are classified as non-current.

Basis of consolidation
Basis of consolidation
The consolidated accounts include the Parent company and all subsidiaries over which the Parent, either directly or indirectly, exercises control. The Parent controls an entity when the Parent is exposed to, or has rights to, variable returns from its involvement with the entity, has the ability to affect those returns through its power over the entity, and if it has power over decisions which affect investor returns (i.e., voting or other rights). All subsidiaries are fully consolidated from the date on which control is transferred to the Parent. They are deconsolidated from the date that control ceases. All inter-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated upon consolidation. As of December 31, 2024, 2023 and 2022, the Parent had thirty-two fully consolidated subsidiaries.

Foreign currency
Foreign currency
In preparing the financial statements of the Group, transactions in currencies other than the entity’s functional currency (i.e., foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, assets and liabilities denominated in a foreign currency are translated to the functional currency using the closing exchange rate and items of income and expense are translated at the monthly average exchange rate. Foreign currency gains and losses arising from translation differences are recognized in the Consolidated Statement of Loss and Comprehensive Loss. For more information about currency risk, see Note 3 - Financial risk management.

Use of estimates and judgments
Use of estimates and judgements
The preparation of these Consolidated Financial Statements, in accordance with IFRS, requires management to make judgements, estimates, and assumptions that affect the application of the Group’s accounting policies, the reported amount of assets, liabilities, revenues, expenses, and other related financial items. Management reviews its estimates and assumptions on a continuous basis; changes in accounting estimates are recognized in the period in which the estimates are revised, and prospectively thereafter. Details of estimates and judgements which the Group considers to have a significant impact upon the financial statements are set out below and the corresponding impacts can be seen in the following notes, with key sources of estimation uncertainty being impairment of fixed assets and impairment of inventory:
•Revenue – Polestar generates revenue through various channels and has contracts with customers that include multiple performance obligations. The expected cost plus a margin method is used for determining the transaction price of performance obligations included with sales of vehicles. The Company transitioned from the residual method to the expected cost plus a margin method for the performance obligation related to the delivery of the vehicle, effective from the fourth quarter of the year ended December 31, 2023. Sales of vehicles with repurchase obligations are accounted for as operating leases and the related revenue is recorded as lease income. Refer to Note 4 - Revenue.
◦Judgements: Significant judgements relate to the likelihood of customer returns, the nature and timing of the satisfaction of performance obligations (i.e., revenue recognition over time versus a point in time), and Polestar's ability to collect payment from its customers. Polestar also transacts with its related party equity method investment, Polestar Times Technology (Nanjing) Co., Ltd ("Polestar Times Technology"), in the ordinary course of business in China. Historically, Polestar Times Technology has not been sufficiently capitalized and therefore, has not had the ability to pay Polestar for goods and services when due. Polestar makes significant judgements about the timing and collectability of payments to determine the point in time at which a customer contract is deemed to exist in order to recognize revenue for goods and services sold to Polestar Times Technology.
◦Assumptions and estimates: Polestar determines the expected cost-plus margin by considering internal cost and pricing data. This information is supported by vehicle sales data from prior years. Polestar also offers volume related discounts and residual value guarantees to certain customers which impacts its estimation of the consideration it will be entitled to in exchange for the delivery of vehicles. In providing residual value guarantees, Polestar makes estimates regarding the future residual values on certain vehicles, considering variables like recent car auction values, future price deterioration due to expected changes in market conditions, vehicle quality data, and repair and recondition costs. Uncertainty exists related to these estimates as future returns, discounts, and residual values offered may change.
•Intangible assets – Polestar conducts various internal development projects which are divided into the concept phase and product development phase. Polestar also purchases intellectual property ("IP") which is capitalized into intangible assets. Refer to Note 15 - Intangible assets and goodwill.
◦Judgements: Significant judgement is used to determine when internally developed IP reaches the product development phase. Internally developed IP is capitalized as an intangible asset when the related project reaches the product development phase (i.e., is expected to generate future economic benefits) and costs can be reliably measured. Acquired IP are capitalized as intangible assets when purchased. Polestar must also make significant judgements related to future utility, technological advancements, market evolution, and potential obsolescence when determining the useful lives of internally developed IP, acquired IP, and software.
◦Assumptions and estimates: Polestar estimates the useful life of internally developed IP, acquired IP, and software to determine the period over which to amortize such assets and the best estimate of amortization. Amortization can be estimated using the straight-line, units of production, or an accelerated depreciation method depending on the nature and use of the asset. These estimations involve uncertainty as they require Polestar to predict the period over which these assets will generate economic benefits (e.g., product lifecycles), the asset's future utility, technological advancements, market evolution, and potential obsolescence. These estimates, which are subject to at least annual review, can affect the amortization expense recorded in the financial statements.
•Property, plant and equipment – Polestar purchases and constructs items of Property, Plant and Equipment ("PPE") related to vehicle production. Refer to Note 16 - Property, plant and equipment.
◦Judgements: When accounting for PPE, Polestar makes significant judgements related to the receipt of the future economic benefits of the asset and the reliability of the measurement of costs related to such PPE.
◦Assumptions and estimates: Polestar estimates the useful life of PPE to determine the period over which to depreciate such assets and the best estimate of depreciation. Depreciation can be estimated using the straight-line, units of production, or an accelerated depreciation method depending on the nature and use of the asset. These estimates involve uncertainty as they require Polestar to predict the period over which these assets will generate future economic benefit (e.g., product lifecycle), the asset's future utility, market evolution, and potential obsolescence). Polestar mitigates these uncertainties by periodically reviewing and, if necessary, adjusting estimates based off the latest available data.
•Impairment of fixed assets – Polestar conducts routine evaluations of its PPE, intangible assets, and goodwill for evidence of impairment indicators. At least annually and when impairment indicators exist, Polestar conducts an impairment test at the cash generating unit ("CGU") level. A CGU is defined as the smallest identifiable group of assets that generates largely independent cash inflows. Refer to Note 12 - Leases, Note 15 - Intangible assets and goodwill, and Note 16 - Property, plant and equipment.
◦Judgements: Polestar uses significant judgement to determining the number of CGUs, and the composition of each CGU, particularly in evaluating the interdependence of Polestar's capital-intensive assets like PPE and IP and working capital assets related to cash flow generation.
◦Assumptions and estimates: Polestar uses estimates to determine the recoverable amount of each CGU. Estimating the recoverable amount involves uncertainty, as it requires the forecasting of future cash flows and expected market conditions and estimating the appropriate discount rates and growth rates. Key estimates in forecasting future cash flows are volumes, pricing, manufacturing costs, and the weighted average cost of capital ("WACC") as the discount factor used. Refer to the section, Impairment, included later in this note for details on the sensitivity of fixed asset impairment charges to changes in volumes, pricing, manufacturing costs, and WACC.
•Impairment of inventory – Polestar conducts routine evaluations of its inventories to ensure that the carrying value of inventories does not exceed net realizable value ("NRV"). Refer to Note 20 - Inventories.
◦Judgements: Polestar exercises significant judgement in determining when to conduct evaluations of its inventories to ensure the carrying value does not exceed NRV. Significant judgements influencing the estimated selling price of inventories are based off an evaluation of internal and external market data and trends relevant to each market in which Polestar transacts.
◦Assumptions and estimates: NRV is based on the estimated selling price of inventories less estimated costs of completion and estimated costs necessary to make the sales. Polestar conducts routine analyses to determine if the estimates used in the NRV calculation require change. These estimates are subject to uncertainty due to potential changes in market pricing which fluctuates due to market conditions, sales prices, and discounts. Refer to Note 20 - Inventories for details on the sensitivity of inventory impairment charges to changes in market pricing.
•Valuation of tax loss carry-forwards – The recognition of deferred tax assets requires estimates to be made about the level of future taxable income and the timing of recovery of deferred tax assets, taking into account the relevant tax jurisdictions Refer to Note 13 - Income tax benefit (expense).
◦Judgements: The recognition of deferred tax assets involves significant judgement in assessing the probability that sufficient future taxable income will be available to utilize the loss carry-forwards. This requires considering the relevant tax jurisdictions and their specific rules and regulations. The decision to recognize deferred tax assets is based on Polestar's assessment of the likelihood and timing of future taxable income.
◦Assumptions and estimates: Estimating the level of future taxable income and the timing of the recovery of deferred tax assets introduces uncertainty. Polestar must consider various factors and assumptions, including future business performance, tax planning strategies, and the economic environment in different tax jurisdictions. These estimates can significantly impact the valuation of deferred tax assets and are subject to change based on new information or changes in circumstances.
•Valuation of Class C-1 Shares and Class C-2 Shares (collectively, “Class C Shares”) – Class C Shares are derivative financial instruments that are carried at fair value through profit and loss. Class C-1 Shares are publicly traded on the NASDAQ (i.e., an active market). Quoted or observable prices for Class C-2 Shares are not available in active markets, requiring Polestar to estimate the fair value of the instruments each period utilizing certain valuation techniques. Refer to Note 18 - Reverse recapitalization.
◦Assumptions and estimates: Since the Class C-2 Shares do not have quoted of observable prices, Polestar is required to estimate the fair value of the instruments utilizing certain Black-Scholes valuation techniques. These techniques include models that incorporate various assumptions and market inputs, which are subject to change and can significantly affect the estimated fair value. Refer to Note 3 - Financial risk management for details on the sensitivity of changes in fair value of the Class C-2 Shares liability to changes in market volatility.
•Valuation of Earn-out rights – The contingent Earn-out rights are derivative financial instruments that are carried at fair value through profit and loss. Quoted or observable prices for these financial instruments are not available in active markets, requiring Polestar to estimate the fair value of the instruments each period utilizing certain valuation techniques. Refer to Note 18 - Reverse recapitalization.
◦Assumptions and estimates: Since quoted or observable prices for these instruments are not available in active markets, Polestar is required to estimate the fair value of the instruments each period utilizing a Monte Carlo valuation technique. This techniques involve utilizing a model that incorporates various assumptions and market inputs which are subject to change and can significantly impact the estimated fair value. Refer to Note 3 - Financial risk management for details on the sensitivity of changes in fair value of the Earn-out rights liability to changes in market volatility.
•Manufacturing arrangements with related parties – Polestar engages in manufacturing agreements with its related parties Volvo Car Group ("Volvo Cars") and Zhejiang Geely Holding Group Company Limited ("Geely") for the production of its vehicles. Polestar must either consider the manufacturing arrangements on their own, or in conjunction with other agreements, in order to account for the relevant explicit and implicit elements of the agreements. Refer to Note 27 - Related party transactions.
◦Judgements: Polestar uses significant judgement when evaluating its manufacturing agreements with related parties to determine if the arrangement (or multiple arrangements together) creates an explicit or implicit asset or liability. If the manufacturing agreements contain an financing component, Polestar recognizes a related party loan for the financing component. If the manufacturing arrangements contain a lease, Polestar must recognize a right-of-use asset and related lease liability for the leasing component.
◦Assumptions and estimates: In accounting for explicit and implicit financing and leasing components in manufacturing agreement with related parties, estimates must be made related to period of borrowing or the lease term. This is aligned to the production lifecycle of the underlying vehicle; if the production lifecycle changes, so will the period of borrowing or estimated lease term which impacts the present value of the respective liability. If the arrangement contains a lease, a change in the estimated production lifecycle would also change the measurement of the right-of-use asset and remaining depreciation since Polestar depreciates its right-of-use assets related to manufacturing arrangements on a units of production basis.
Actual results could differ materially if there is a change in estimates used.

Cash and cash equivalents
Cash and cash equivalents
Cash consists of cash in banks. All highly-liquid, short-term investments that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value are classified as cash equivalents and presented as such in the Consolidated Statement of Cash Flows and Consolidated Statement of Financial Position. Polestar's cash and cash equivalents balance consists of cash in banks.

Restricted cash
Restricted deposits
Restricted deposits are held by Polestar for specified use which are unavailable to the overall Group for general, operational purposes. As of December 31, 2024 and 2023, the Group had restricted deposits of $31,011 and $1,834, respectively, which is presented as other non-current assets in the Consolidated Statement of Financial Position.

Government grants
Government grants
The Group’s subsidiaries based in the People’s Republic of China received government grants which were conditioned to be used for production related costs and grants for non-specified purposes. The Group’s subsidiary based in the UK received government grants conditioned to be used for product development activities. Neither of these grants are tied to the future trends or performance of the Group and are not required to be refunded under any circumstance. For grants received related to assets the Group deducts the grant from the carrying value of the asset. The grant is then recognized in profit and loss over the life of the depreciable asset as a reduction of the depreciation expense. The amount of government grants received related to assets as of December 31, 2024 and 2023 was $8,477, and $4,223, respectively.
The Group’s subsidiary based in Ireland received government grants related to incentivizing the use of zero emission vehicles. The incentive is given by the Sustainable Energy Authority of Ireland (SEAI) to support the switch to zero emission vehicles in Ireland. The Group's subsidiary based in Sweden received government grants related to incentivizing innovation and sustainable growth. This incentive is given by Vinnova - Sweden's innovation agency. Receipt of such grants is either reported as a deduction to the related expense or as other operating income, depending on the nature of the grant received. The amount of government grants received as of December 31, 2024, 2023, and 2022 was $1,775, $1,402, and $59, respectively.
Polestar is granted carbon credits from various jurisdictions in which is operates related to its manufacturing and commercialization of electric vehicles. Polestar accounts for the receipt of carbon credits as government grants relating to income and are recognized in inventories in the Consolidated Statement of Financial Position at cost (i.e., nominal value) on the day they are received.

Revenue recognition
Revenue recognition
Revenue from contracts with customers is measured at an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services. In determining the transaction price, the Group evaluates whether the contract includes other promises that constitute a separate performance obligation to which a portion of the transaction price needs to be allocated. When consideration in a contract includes variable amounts, the Group estimates the consideration to which Polestar will be entitled in exchange for transferring goods to the customer, using either the expected value method or the most likely amount method, depending on the facts and circumstances underlying the sale. In general, the most likely amount method is used when there is a single most likely amount of variable consideration Polestar will receive, and the expected value method is used otherwise.
For contracts that contain more than one performance obligation, Polestar Group allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price of the distinct good or service underlying each performance obligation is determined at contract inception. It represents the price at which Polestar Group would sell a promised good or service separately to a customer. If a standalone selling price is not directly observable, Polestar Group instead estimates it, using appropriate data that reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer.
Polestar Group disaggregates revenue by major category based on what it believes are the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from customer contracts.
Sales of vehicles
Revenue from the sales of vehicles includes sales of the Group’s vehicles as well as related accessories and services. Revenue is recognized when the customer obtains control of delivered goods or services, and thus has the ability to direct the use of, and obtain the benefits from, the goods or services. Polestar Group includes various services and maintenance (i.e., extended service) offers with the sale of each vehicle for a period of time specified in the contract.
For accessory sales, Polestar evaluates whether the Group is the principal or an agent to determine the appropriate revenue recognition method. As a principal, Polestar control the specified goods or services before they are transferred to the customer, which is indicated by having primary responsibility for fulfilling the promise. Consequently, when acting as a principal, Polestar recognizes revenue on a gross basis. In the case where Polestar is not a principal, Polestar is an agent and recognizes revenue on a net basis.
Polestar Group also provides connected services, including access to the internet and over-the-air software and performance updates, which provide Polestar’s customers new features and improvements to existing vehicle functionality. Although Polestar’s connected services improve the in-vehicle experience, it is not required when driving a Polestar vehicle.
These services, maintenance, and connected services are considered stand-ready obligations as Polestar cannot determine (1) when a customer will access a service, or (2) the quantity of a service the customer will require (i.e., delivery is within control of the customer). Polestar uses an expected cost plus a margin method for estimating the transaction price for these stand-ready obligations as this is determined to be the most suitable method for estimating stand-alone selling price for performance obligations other than the vehicle. These services are available throughout the automotive industry, there is public information that is readily accessible, and there is a stable market and cost structure to determine the appropriate inputs to the cost-plus margin calculation. The related performance obligations are satisfied in accordance with the terms of each service, and revenue is deferred and recognized on a straight-line basis over the contract period as a stand-ready obligation. The deferred revenue is presented as current and non-current contract liabilities, since the customers’ payments are made before the services are transferred.
Polestar recognizes revenue related to the extended service on a straight-line basis over the 3-year period following initial recognition, consistent with the terms of the contractually offered services. Polestar recognizes revenue related to connected services on a straight-line basis over the 8-year period following initial recognition, consistent with the expected utilization of the services.
The stand-alone selling price associated with the delivery of the vehicle is determined using an expected cost plus a margin method. The transaction price allocated to the delivery of the vehicle is recognized at a point in time on the delivery date. Polestar has continued to evaluate and monitor the number of observable inputs available for use in estimating the stand-alone selling price of its vehicles.
Vehicles are sold to individuals (end customers), fleet customers, financial service providers, dealers, importers, and our equity method investment, Polestar Times Technology. Importer markets exist where the Group does not have its own direct sales unit, so a third party imports Polestar vehicles and sells them to end users.
Since commercialization of Polestar vehicles commenced in the third quarter of 2020, the Group has not recognized a significant number of customer returns, and therefore accrues di-minimis obligations for returns, refunds, or other similar obligations for the years ended December 31, 2024 and 2023. Further, contracts with importers specify that the importer does not have the right to return vehicles.
As part of certain contracts, Polestar provides a residual value guarantee on vehicles sold. The residual value guarantee does not affect the customer’s control of the vehicle (i.e., the customer is not constrained in its ability to direct the use of, and obtain substantially all of the benefits from, the vehicle), but it does impact the transaction price as the guarantee effectively reduces the compensation to which Polestar is entitled. Polestar evaluates variables such as recent car auction values, future price deterioration due to expected changes in market conditions, vehicle quality data, and repair and recondition costs to determine the amount of the residual value. For general residual value guarantee arrangements, a refund liability for the difference between the initial estimated residual value and the contracted residual value is accrued against revenue at contract inception as a direct reduction of the transaction price. This refund liability is subsequently trued-up each period to reflect Polestar's estimated changes in residual value risk until cash is paid out at the end of the contract. In other residual value guarantee arrangements, Polestar pays the difference between the initial estimated residual value and the contracted residual value up-front, in cash, and accounts for it as a direct reduction to the transaction price. If Polestar then estimates that it is exposed to additional residual value risk in subsequent periods, a refund liability is accrued against revenue as a subsequent variable adjustment to the transaction price.
There are no significant payment terms for end customers, fleet customers, financial service providers, dealers or importers as payment is due on or near the date of invoice. Consideration received by fleet customers is variable in nature as the customer can receive volume related discounts, which are annual rebates based on the number of vehicles ordered throughout the year. There is no variability in consideration received from importers as they are charged a fixed price per vehicle. There is no significant variability in consideration received from other customers.
Sales of software and performance engineered kits
Revenue from the sales of software is related to intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to provide software upgrades to their customers’ vehicle computer systems in exchange for sales-based royalties to Polestar Group. Software upgrades are downloaded and installed at Volvo Cars’ dealerships at a point in time. The Group’s performance obligation is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars, which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of software occur.
Revenue from the sales of performance engineered kits is related to intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to provide optimizations and enhancements to their customers’ vehicles in exchange for sales-based royalties to Polestar Group. Performance engineered kits are installed at Volvo Cars manufacturing plants as part of Volvo Cars’ normal manufacturing processes. The Group’s performance obligation is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars, which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of vehicles with the performance engineered kits occur.
There are no significant payment terms as payment is due near the date of invoice.
Sales of carbon credits
Revenue from the sale of carbon credits is recognized when the customer obtains control of the carbon credits (i.e., Polestar satisfies its performance obligation) and has the ability to direct the use of, and obtain the benefits from, the carbon credits transferred. As of December 31, 2024, the total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of one or more years was $120,188. Of this amount, Polestar expects to recognize $12,188 in the next 12 months and the rest over the remaining performance obligation period. Additionally, changes in regulations on carbon credits and other demands may significantly impact our remaining performance obligations and revenue to be recognized under these contracts.
In certain jurisdictions, Polestar is unable to independently sell carbon credits generated through the manufacturing and commercialization of Polestar branded vehicles because Polestar is not recognized by the local authorities as the legal original equipment manufacturer of the vehicles. In such cases, Volvo Cars or Geely, depending on the jurisdiction, is registered as the legal original equipment manufacturer of the vehicles instead of Polestar in order to achieve administrative efficiencies with related parties with respect to carbon credit management towards the local authorities. As such, carbon credits generated through the manufacturing and commercialization of Polestar branded vehicles in these jurisdictions are owned and sold by either Volvo Cars or Geely. Consideration received from customers by Volvo Cars and Geely related to these carbon credits is then passed through to Polestar. Since Polestar does not legally own and control these carbon credits prior to sale, compensation received from Volvo Cars and Geely related to these carbon credits sales is recognized within other income on the Consolidated Statement of Loss and Comprehensive Loss.
There are no significant payment terms as payment is due near the date of invoice.
Vehicle leasing revenue
The Group enters into transactions to sell vehicles under which the Group maintains the right or obligation to repurchase the vehicles from the customer in the future (i.e., a forward or call option). The Group accounts for such arrangements as operating leases and records revenue from the sale of related vehicles as vehicle leasing revenue.
Operating leases are initially measured at cost and depreciated on a straight-line basis over the lease term to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized into the operating lease asset and also amortized on a straight-line basis over the lease term. In the Consolidated Statement of Financial Position, such operating leases are presented as vehicles under operating leases and recognized as non-current assets. Vehicle leasing revenue is recognized on a straight-line basis over the lease term. For sales of vehicles with repurchase obligations that are accounted for as operating leases, the entire amount due to Polestar is paid up-front. Deferred revenue is recorded for the difference between the cash received from the sale of the vehicle and the vehicle’s repurchase value, where the associated liability is recorded in other current liabilities and other non-current liabilities in the Consolidated Statement of Financial Position.
Other revenue
Other revenue consists of revenue generated through the Group’s sale of research and development services and intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to source and sell parts and accessories for the Group’s vehicles to customers in exchange for sales-based royalties to Polestar Group.
The performance obligation related to the sale of research and development services is satisfied over time as Polestar maintains an enforceable right to payment as costs are incurred and services are provided. As such, revenue from the sale of research and development services is recognized over time.
The performance obligation related to intellectual property licensed to Volvo Cars is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars and therefore has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of parts and accessories occur.
The performance obligation related to the sales of technology to other related parties is satisfied at the point in time the Group transfers the Intellectual property to the related party.
There are no significant payment terms as payment is due near the date of invoice.
Refund liabilities
Refund liabilities are obligations related to contracts with customers and are recognized when Polestar Group estimates it is, or will be, obligated to transfer cash to customers or service providers incentivizing contracts with customers. Refund liabilities primarily relate to volume related bonuses or discounts, residual value guarantees, and interest rate subvention schemes. In the case of volume related bonuses or discounts and interest rate subvention schemes, a short-term refund liability will be recognized as payment is due within a twelve-month period, in line with contractual payment terms. For residual value guarantees, short-term and long-term refund liabilities may be recognized depending on the term of the guarantee.
Contract liabilities
Contract liabilities are obligations related to contracts with customers and are recognized when Polestar Group is obligated to transfer goods or services. Contract liabilities include deferred revenue from service contracts (i.e., services to be performed), operating leases, and connected services. As the Group satisfies its performance obligations, revenue is recognized, and the contract liability is reduced. As stated above, delivery of services and maintenance is within the customer’s control. Accordingly, the Group expects to recognize revenue related to such service contract liabilities over the 3-year period following initial recognition, consistent with the terms of the contractually offered services. Related to connected services, the Group expects to recognize revenue over the 8-year period following initial recognition, consistent with the expected utilization of the services. For deferred revenue generated through operating leases, the Group expects to recognize revenue on a straight-line basis, consistent with the terms of the contract.
Cost of sales
Cost of sales relate to inventory costs (i.e., costs capitalized into inventory, subsequently released through cost of sales when inventory is sold) and other costs related to Polestar's revenue generating activities. Inventory costs are purchase costs, conversion costs, and other costs incurred in bringing inventories to their present location and condition. These primarily consist of contract manufacturing costs associated with the production of the PS2, PS3, and PS4, depreciation related to property, plant and equipment ("PPE"), depreciation of right-of-use (“ROU”) assets, amortization of intangible assets, warehousing and transportation costs for inventory, customs duties, and other manufacturing and overhead. Costs presented within costs of sales which are not related to inventory costs are other costs related to Polestar's revenue generating activities (e.g., distribution costs and costs related to warranty provisions) and impairment charges (e.g., the write down of inventories and any impairment expense on long-term assets related to Polestar's CGUs). Sales of software and performance engineered kits and other revenue are related to items which were originally developed with the intent of internal use, not with the intent to sell. As such, all costs are appropriately capitalized or expensed as described in Accounting policies – Intangible assets and goodwill – Internally developed IP.

Employee benefits
Employee benefits
Polestar Group compensates its employees through short-term employee benefits, other long-term benefits, and post-employment benefits. Additionally, termination benefits may be issued when Polestar decides to end employment with employees. Generally, an employee benefit is recognized in accordance with IAS 19, when an employee has provided service in exchange for employee benefits to be paid in the future or when Polestar Group is contractually committed to providing a benefit without a realistic probability of withdrawal from its commitment.
Short-term employee benefits
Short-term employee benefits consist of wages, salaries, social benefit costs, paid annual leave and paid sick leave, and bonuses that are expected to be settled within twelve months of the reporting period in which services are rendered. Short-term employee benefits are recognized at the undiscounted amounts expected to be paid when the liabilities are settled and presented within current provisions and other current liabilities in the Consolidated Statement of Financial Position.
Short-term employee benefits include Polestar Group’s Annual Bonus Program (the “Polestar Bonus”), which is a cash-settled short-term incentive program for all permanent employees in all countries. The bonus is based on certain key performance indicators (“KPIs”). Bonuses are expressed as a percentage of employees’ annual base salaries and the target bonus varies by employee location and level. The program runs during the calendar year and bonus pay-out is made on a pro-rata basis based on employment during the year. Employees need to have joined the organization as of December 1st of the year in order to be eligible for the program. An estimate of the expected costs of the program are calculated and recognized at the end of each reporting period.
Other long-term benefits
The annual Long Term Variable Pay Program (“LTVP”) is a cash-settled incentive program for certain key management personnel that is based on (1) valuation of Volvo Cars after a three year period (i.e., the vesting period) and (2) Volvo Car’s achievement of certain profit and revenue growth metrics. The LTVP program was instituted at Polestar Group to incentivize key management personnel who transferred employment from Volvo Cars to Polestar Group. Payouts are based on a synthetic share price derived from an independent third-party valuation that is calculated using a discounted cash flow analysis of Volvo Cars and a market analysis of peer companies. Depending on the employee’s position, they are eligible to receive an award equivalent to a certain percentage of their annual base salary that is capped at a 300% ceiling. Employees must remain employed to be eligible to receive the award. The fair value of the LTVP is recognized on the annual grant date, subsequently remeasured at the end of reach reporting date, and presented within current and non-current provisions in the Consolidated Statement of Financial Position.
Post-employment benefits
Polestar Group’s post-employment benefits are comprised of defined contribution pension plans and the Swedish defined benefit pension (“ITP 2”) that is managed by the mutual insurance company Alecta.
For defined contribution plans, premiums are paid to a separate legal entity that manages pension plans on behalf of various employers. There is no legal obligation to pay additional contributions if this legal entity does not hold sufficient assets to pay all employee benefits. Contributions payable are recognized in the reporting period in which services are rendered and presented within current and non-current provisions in the Consolidated Statement of Financial Position. Contribution rates are unique to each employee.
Polestar Group’s only defined benefit plan is the ITP 2 plan in Sweden. This plan is accounted for as a multi-employer defined contribution plan under IAS 19 because Alecta does not distribute sufficient information that enables employers to identify their share of the underlying financial position and performance of ITP 2. This treatment is specific to companies operating in Sweden under the guidance discussed in the Swedish Corporate Reporting Board pronouncement UFR 10, Accounting for the pension plan ITP 2 financed through an insurance in Alecta, and IAS 19.32–39, Multi-employer plans. The premiums for retirement pensions and survivor’s pensions are calculated individually and are based on salary, previously earned pension benefits, and expected remaining years of service, among other factors. Premiums of $4,967 are estimated to be paid to Alecta for the year ended December 31, 2024 related to ITP 2.
Polestar Group’s share of the total savings premiums for ITP 2 in Alecta for the years ended December 31, 2024, 2023, and 2022, amounted to 0.34%, 0.32%, and 0.21%, respectively. Further, Polestar Group’s share of the total number of active policy holders as of December 31, 2024, 2023, and 2022, amounted to 0.08%, 0.08%, and 0.07%, respectively. The collective consolidation level comprises the market value of Alecta’s asset as a percentage of the insurance obligations calculated in accordance with Alecta’s actuarial methods and assumptions. The collective funding ratio is normally allowed to vary between 125% and 175%. If Alecta's collective consolidation level is below 125% or exceeds 175%, measures should be taken to create conditions for the consolidation level to return to the normal range. If the consolidation level is below 125%, a measure to return the consolidation level to a normal range may be to increase the agreed price for new subscriptions and/or expansion of existing benefits. If the consolidation level exceeds 175%, one measure to return the consolidation level to a normal range may be to introduce premium reductions. As of December 31, 2024, 2023, and 2022, Alecta’s surplus of consolidation level amounted to 162%, 158%, and 172%, respectively.
Termination benefits
Termination benefits consist of salaries, social benefits, fringe benefits, and severance pay provided to employees that have been terminated from employment as a result of either (1) Polestar's decision to terminate an employee’s employment before the normal retirement date or (2) an employee’s decision to accept an offer of benefits from Polestar in exchange for the termination of employment. A liability and corresponding expense related to these benefits is recognized at the earlier of either (1) the date in which Polestar can no longer withdraw the offer for termination benefits (e.g., upon acceptance by the employee) and (2) the date when Polestar recognizes costs for a restructuring program that involves the payment of termination benefits.

Share-based payments
Share-based payments
Share-based payments qualify as either cash-settled or equity-settled transactions, depending on the nature of their settlement terms. When the participant has the option for cash or equity settlement, the awards are classified as a compound financial instrument consisting of an equity and a financial liability component. When the Group has the option for cash or equity settlement, the awards are classified as equity-settled unless the Group has the obligation to settle in cash (i.e., the award provides the participant with a put option to the Group).
Cash settled share-based payment awards are recognized as a financial liability at their fair value on the date of grant and remeasured at each reporting date until the date of settlement, with changes in fair value recognized in profit and loss. Equity-settled share-based payment awards are recognized in equity using the fair value as of the date of grant and not remeasured thereafter. The expense associated with share-based payments is recognized over the period in which services are provided by the participant, immediately if services are deemed to have already been provided by the participant, or a combination thereof if services were already provided and the participant will continue to provide services over a future period. Share-based payment expenses are recorded in the functional cost category of the Consolidated Statement of Loss and Comprehensive Loss that corresponds with the nature of the services provided.
As of December 31, 2024 and 2023, the Group granted equity settled share-based payments to the Executive Management Team ("EMT"), and other key management members in the form of restricted stock units (“RSU”), and performance stock units (“PSU”) through the Omnibus Incentive Plan. The Group also granted equity settled share-based payments to employees and other key management members in the form of restricted stock awards (“RSAs”) through an employee stock purchase plan. During the year ended December 31, 2024, the Group granted equity settled share-based payments to employees and other key management members in the form of RSUs through a one-time share-based retention program. As of December 31, 2022, the Group granted equity settled share-based payments to employees in the form of free shares, restricted stock units (“RSU”), and performance stock units (“PSU”) through the Omnibus Incentive Plan. During the year ended December 31, 2022, the Group also granted equity settled share-based payments in exchange for certain marketing services through November 1, 2023 and the service of a public listing of the Group on the Nasdaq through the merger with GGI. Refer to Note 18 - Reverse recapitalization for more details on the merger with GGI. Refer to Note 8 - Share-based payment for more details on the 2022 Omnibus Incentive Plan, employee stock purchase plan, one time share-based retention program, and marketing service agreement.

Leases
Leases
Polestar as lessee
At inception of a contract, the Group assesses whether the contract is or contains a lease. In determining the lease term, management considers all relevant facts and circumstances related to exercising an extension option or not exercising a termination option. Such options are only included in the lease term if the extension option or termination option is reasonably certain to be exercised or not exercised, respectively. If circumstances surrounding the Group’s decision related to extension and termination options change, the Group reassesses the term of the lease accordingly. As of December 31, 2024 and 2023, no contractual options to materially extend the lease term existed.
At the lease commencement date, a right-of-use ("ROU") asset and a lease liability are recognized on the Consolidated Statement of Financial Position with respect to all lease arrangements in which the Group is a lessee. The lease liability is initially measured at an amount equal to the present value of the future lease payments under the lease contract, discounted by the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise in-substance fixed payments, among other fixed lease payments, and variable lease payments that depend on an index or a rate, the exercise price of purchase options (if the lessee is reasonably certain to exercise the options), and payments of penalties for terminating the lease (if the lease term reflects the exercise of an option to terminate the lease). The practical expedient of including non-lease components in the measurement of the lease liability for all asset classes is applied.
The ROU asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, and the estimate of costs to dismantle and remove the underlying asset or the site on which it is located, less any lease incentives received. The asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term, except ROU assets that are used in the manufacturing of vehicles, which are depreciated on a production basis and capitalized into inventory. For more information regarding amortization of the ROU asset, refer to Note 12 - Leases. The ROU asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The Group elected the practical expedient to account for leases with lease terms which end within twelve months of the initial date of application as a short-term lease. The Group also elected the practical expedient to not recognize a ROU asset and lease liability for short-term and low-value leases. Low value assets are defined as asset classes that are typically of low value, for example, small IT equipment (cellphones, laptops, computers, printers) and office furniture. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense over the lease term in the Consolidated Statement of Loss and Comprehensive Loss.
On the Consolidated Statement of Financial Position, the lease liabilities are presented within interest-bearing current liabilities, interest-bearing current liabilities - related parties, other non-current interest-bearing liabilities, and other non-current interest-bearing liabilities - related parties. In the Consolidated Statement of Loss and Comprehensive Loss, depreciation expense of the ROU assets is presented on the same line item(s) as similar items of PPE. The interest expense on the lease liability is presented as part of finance expense. In the Consolidated Statement of Cash Flows, amortization of the lease liability is presented as a cash flow from financing activities. Payments of interest, short-term leases, and leases of low value are presented as cash flows from operating activities.
The Group has certain implicit leases stemming from contract manufacturing agreements related to the production of Polestar vehicles. These agreements are associated with unique type bound tooling and equipment (“PS Unique Tools”) used in the production of Polestar vehicles at certain suppliers and vendors. The PS Unique Tools are suited specifically for Polestar vehicles and Polestar has the right to direct the use of the related assets. The production of Polestar vehicles occupies 100% of these assets’ capacity; as such, the PS Unique Tools are also recognized as ROU assets by the Group from the day production starts.
Sale leaseback transactions
The Group enters into transactions to sell vehicles concurrent with agreements to lease the same vehicles back for a period of six to twelve months. At the end of the rental period, Polestar is obligated to repurchase the car. Due to this repurchase obligation, this transaction is accounted for as a financial liability instead of a lease liability. Accordingly, the Group does not record a sale of these vehicles for accounting purposes and depreciates the assets over their useful lives.
Polestar as lessor
In the Consolidated Statement of Financial Position, vehicles associated with the Group’s operating leases are recognized as non-current assets and presented as vehicles under operating leases. The vehicles are initially measured at cost and depreciated on a straight-line basis over their respective lease term to their estimated residual value. Incremental direct costs incurred in connection with the acquisition of lease contracts are capitalized and amortized on a straight-line method over the lease term. Liabilities related to vehicles sold with repurchase obligations are recognized as other non-current and current liabilities. Following repurchase by Polestar, the vehicles are reclassified to inventories.

Finance income and expense
Finance income and expense
Finance income and expense represent items outside the Group’s core business. These items are presented separately from operating loss and include net foreign exchange rate gains (losses) on financial activities, interest income on bank deposits, other finance income, expenses to credit facilities, interest expense, and other finance expenses.
Income tax benefit (expense)
Income tax benefit (expense)
Polestar Group’s income tax benefit (expense) consists of current tax and deferred tax. Taxes are recognized in the Consolidated Statement of Loss and Comprehensive Loss, except when the underlying transaction is recognized directly in equity, whereupon related taxation is also recognized in equity.
Current tax is tax that must be paid or will be received for the current year. Current tax also includes adjustments to current tax attributable to previous periods. Deferred tax is calculated according to the balance sheet method for all temporary differences, with the exception of book goodwill in excess of tax goodwill recorded in purchase accounting, which arises between the tax value and the carrying amount of assets and liabilities.
Deferred tax assets and liabilities are measured at the nominal amount and at the tax rates that are expected to be applied when the asset is realized or the liability is settled, using the tax rates and tax rules that have been enacted or substantively enacted at the date of the Consolidated Statement of Financial Position.
Deferred tax assets relating to deductible temporary differences and loss carry forwards are recognized to the extent it is probable that they will be utilized in the future. Deferred tax assets and deferred tax liabilities are offset when they are attributable to the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis and the affected company has a legally adopted right to offset tax assets against tax liabilities.
The recognition of deferred tax assets requires assumptions to be made about the level of future taxable income and the timing of recovery of deferred tax assets. These assumptions take into consideration forecasted taxable income by relevant tax jurisdiction. The measurement of deferred tax assets is subject to uncertainty and the actual result may diverge from judgements due to future changes in projected earnings by the company, business climate, and changes to tax laws. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. If needed, the carrying amount of the deferred tax asset will be altered.
The assessment of the potential exposure to Pillar Two income taxes is based on the Group’s consolidated financial statements for the current year. Based on the assessment performed, the transitional safe harbor relief applies for most jurisdictions and in the few jurisdictions where this relief does not apply, the full ETR calculation results in an effective tax rate above 15%. Management is not currently aware of any circumstances under which this might change. Therefore, the Group does not expect a potential exposure to Pillar Two top-up taxes.

Earnings per share
Earnings per share
Basic earnings per share is calculated by dividing the net loss for the period by the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by adjusting the net income for the period and the weighted average number of Class A Shares and Class B Shares outstanding for the effect of dilutive potential ordinary shares (“POSs”) outstanding during the period (i.e., Class A Shares and/or Class B Shares that the Group is obligated to issue, or might issue under certain circumstances, in accordance with various contractual arrangements). The Group’s POSs are classified based on the nature of their instrument or arrangement and then the earnings per incremental share (“EPIS”) is calculated for each class of POS to determine if they are dilutive or anti-dilutive. Anti-dilutive POSs are excluded from the calculation of dilutive earnings per share.
EPIS is calculated as (1) the consequential effect on profit or loss from the assumed conversion of the class of POS (i.e., the numerator adjustment) divided by (2) the weighted average number of outstanding POSs for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out Rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Credit Facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.

Intangible assets and goodwill
Intangible assets and goodwill
An intangible asset is recognized when it is identifiable, Polestar Group controls the asset, and it is expected to generate future economic benefits. Intangible assets have either finite or indefinite lives. Finite lived intangible assets are patents, intellectual property (“IP”), both acquired and internally developed, and software. Indefinite lived intangible assets are goodwill and trademarks.
Intangible assets are measured at acquisition or internal development cost, less accumulated amortization and, as applicable, impairment loss. Depending on the nature and use of finite lived intangible assets, they are either amortized into research and development expense on a straight-line basis or capitalized into inventory on a units of production basis. The Group makes estimates and judgements related to expected usage of intangible assets in accordance with management’s latest business plan, product life cycles, technological obsolescence, developments, and advancements specific to the battery electric vehicle industry. Management estimates the useful life of intangible assets by taking into account judgements on how the Group plans to utilize such intangibles in accordance with the business plan and any related rights and obligations under its contractual agreements. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. The useful lives of intangible assets with indefinite useful lives, goodwill and trademarks, are assessed annually to determine whether the indefinite designation continues to be appropriate. Intangible assets with indefinite useful lives are tested for impairment annually or if an event which could give rise to impairment occurs.
Manufacturing engineering
Polestar Group has entered into agreements with its related parties, Volvo Cars and Geely, regarding manufacturing engineering for the development of Polestar's vehicles. Amortization of manufacturing engineering is capitalized into inventory on a units of production basis.
Acquired IP
Acquired IP are finite-lived intangible assets. Generally, Polestar acquires IP which is directly related directly to vehicle platforms and production and more general use IP which is not directly related to vehicle production and platforms. Polestar Group has entered into agreements with Volvo Cars and Geely regarding patent rights and the development of technology for both upgrades of existing models and upcoming models. The technology can be either Polestar unique or commonly shared. In both cases, Polestar Group is in control of the developed product for use, either through a license or through ownership of the IP.
During the fourth quarter of the year ended December 31, 2023, Polestar changed how it amortized its acquired IP related to the PS2. Historically, amortization of acquired IP related to the PS1 and PS2 was included in research and development expenses as it represented foundational IP that was leveraged across multiple vehicle models. However, in the fourth quarter of the year ended December 31, 2023, there was a change where the acquired IP related to the PS2 was no longer amortized into Research and development expenses and was instead capitalized into inventory. The change occurred due to changes in the way the PS2 acquired IP will be used in Polestar's other vehicle models. As a result, there was a change in estimate related to the method of depreciation used for the acquired IP from the straight-line method to the units of production method. Because of this change in use, it is more appropriate to use the units of production method over the remaining life-time units to be produced. This provides an accurate estimate of the per-unit cost attributable to the acquired IP.
Internally developed IP
Internally developed IP are finite-lived intangible assets which arise from Polestar's research and development activities. Similar to acquired IP, internally developed IP can be directly related to either (1) vehicle platforms and production or (2) general use. During the fourth quarter of the year ended December 31, 2023, Polestar changed how it amortized its internally developed IP related to the PS1 and PS2 due to the same circumstances described above for acquired IP.
Polestar Group’s research and development activities are divided into a concept phase and a product development phase. Costs related to the concept phase are expensed in the period incurred, whereas costs related to the product development phase are capitalized upon the commencement of product development. Each phase is identified by work plans, budgeted, and tracked internally by research and development personnel.
Costs incurred in the concept phase are expensed as incurred when (1) the Group is conducting research activities such as obtaining new knowledge, formulating a project concept, and searching for components to support the project (e.g., materials, devices, and processes) and (2) the Group cannot yet demonstrate that an intangible asset exists that will generate probable future economic benefits.
Costs incurred in the product development phase are capitalized when (1) the Group is conducting development activities such as designing, constructing, and testing pre-production prototypes, tools, systems, and processes, (2) technical feasibility of completing the intangible asset exists, (3) resources required to complete the intangible asset are available to the Group, (4) the Group intends and has the ability to use or sell the intangible asset to generate future economic benefits, and (5) related expenditures can be reliably measured.
Amortization of acquired and internally developed IP
Acquired and internally developed IP are amortized once the related asset, or asset grouping, is ready for its intended use. The amortization of acquired and internally developed IP which relates directly to vehicle platforms and production is capitalized into inventory and included as part of inventory cost. Acquired IP and internally developed IP that are general use and not related to a specific vehicles are amortized into the appropriate functional line item in the Consolidated Statement of Loss and Comprehensive Loss.
The following useful lives of acquired and internally developed IP are applied to Polestar Group to IP in use:

Asset	Useful lives (in years)
Acquired IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Acquired IP related to general use	3-7
Internally developed IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Internally developed IP related to general use	3-7
The remaining useful life of acquired and internally generated IP related to general use is 1-6 years.
Software
Software is a finite-lived intangible asset which is amortized over its estimated useful life of 3-8 years. Amortization of software is included in research and development expense and/or selling, general and administrative expense depending on the way in which the assets have been used.
Trademarks
Trademarks are assumed to have indefinite useful lives since Polestar Group has the right and the intention to continue to use the trademarks for the foreseeable future, while generating net positive cash flows for Polestar Group. Trademarks were generated when Volvo Cars acquired Polestar Group in July 2015. Trademarks are recognized at fair value at the date of the acquisition less any accumulated impairment losses.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in a business combination. Goodwill was generated as a result of Volvo Cars acquiring Polestar Group in July 2015. For more detailed information on goodwill and intangible assets, see Note 15 - Intangible assets and goodwill.
Property plant and equipment
Property plant and equipment
Items of PPE are recognized at acquisition cost, less accumulated depreciation, and as applicable, accumulated impairment loss. The cost of an acquired asset includes its purchase price, expenditures directly attributed to the acquisition and subsequent preparation of the asset for its intended use, and the initial estimate of costs to dismantle and remove the item of PPE and restore the site on which it was located. PPE can be directly related to vehicle production or general use. Repairs and maintenance expenditures are expensed in the period incurred. Expenses related to leasehold improvements and other costs which enhance or extend the life of PPE are capitalized over the useful life of the asset.
Tangible assets are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statement of Loss and Comprehensive Loss as other operating income and expense.
Buildings
Buildings under development are measured at actual costs. The actual costs include various construction expenditures during the construction period, borrowing costs capitalized before the building is ready for intended use, and other relevant costs. Buildings under development are not depreciated and are transferred to buildings when ready for the intended use.
Machinery and equipment
Polestar owns the unique tooling which is used in the manufacturing of its vehicles. Because tooling is production specific, it is depreciated on a units of production basis and capitalized into inventory.
Other machinery and equipment which are directly involved in vehicle production are respectively depreciated on a production basis down to its residual value, where the depreciation is capitalized into inventory. Machinery and equipment related to general use is depreciated on a straight-line basis down to its residual value, which is typically estimated to be zero, over its estimated useful life. Depreciation of machinery and equipment related to general use is included in costs of sales as well as selling or administrative expense, depending on the nature of the item being depreciated. Each part of a tangible asset, with a cost that is significant in relation to the total cost of the item, is depreciated separately when the useful life for that part differs from the useful life of the other parts of the item.
The following useful lives are applied in Polestar Group to PPE in use:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment directly related to vehicle production	Variable - aligns to product lifecycle
Machinery and equipment related to general use	3-7
Assets under construction
Assets under construction mainly consists of the construction activities related to Polestar’s machinery and vendor and in-house tooling equipment utilized in the production of vehicles. These assets are carried at cost, less any recognized impairment loss. All direct costs associated with acquisition or construction the tooling equipment, including interest expenses on borrowings, are capitalized. The amounts capitalized in assets under construction pertain to the completed work-in-progress portions of the tooling that Polestar has the control over and have no alternative use for the supplier. Once construction is completed and the assets are ready for their intended use, they are reclassified into the appropriate category of PPE. Depreciation of these assets begins when they are ready for their intended operational use and placed in production.

Impairment
Impairment
At the end of each reporting period, tangible and definite-lived intangible assets are assessed for indications of impairment. Tangible and definite-lived intangible assets are tested for impairment when an impairment indicator is determined to exist. Indefinite-lived intangible assets, intangible assets not yet available for use, goodwill and trademarks are tested for impairment at least once annually or when an impairment indicator is determined to exist.
For the impairment assessment, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets (i.e., a cash-generating-unit or CGU). Prior to December 31, 2023, Polestar tested assets for impairment under a single CGU as all assets were concentrated around fewer product lines with largely the same assets in use to generate cash flows. As the business has grown, the capital intensive assets used to generate each model have become largely independent and therefore generate independent cash flows. Therefore, Polestar's evaluation of its CGUs changed during the year ended December 31, 2023, triggered by the commercialization of the Polestar 4, production of the Polestar 3, and changes in the expected usage of intangible assets undergoing internal development. For the years ended December 31,
2024 and 2023, Polestar had four cash generating units: (1) the Polestar 2, (2) the Polestar 3, (3) the Polestar 4, and (4) internal development projects (i.e., Polestar 5, Polestar 6, and PX2 powertrain). Any impairment recognized due to the change in Polestar's evaluation of its CGUs constitutes a change in accounting estimate.
Goodwill is allocated based on the nature of the transaction which gave rise to the goodwill and the consequential synergies. Accordingly, goodwill is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the transaction which gave rise to the goodwill. Similarly, the Polestar trademark is allocated. The current goodwill and trademarks are tested for impairment at the corporate level which reflects the lowest level at which the goodwill is monitored for internal management purposes. Impairment evaluations conducted for the years ended December 31, 2024, 2023, and 2022 have not resulted in any impairment of goodwill.
Corporate assets are assets other than goodwill that contribute to the future cash flows of both the CGU under review and other CGUs. Corporate assets are identified and allocated, if possible, on a reasonable and consistent basis to each CGU or groups of CGUs that have cash flows which benefit from operation of the corporate assets. The current identified corporate assets of the Group cannot be allocated on a reasonable and consistent basis to any CGU and, similar to goodwill, are tested for impairment at the corporate level. Impairment evaluations conducted for the years ended December 31, 2024, 2023, and 2022 have not resulted in any impairment of corporate assets.
In testing a CGU for impairment, Polestar compares the CGU’s carrying amount to its recoverable amount. The recoverable amount is the higher of the CGU’s (1) fair value less costs of disposal or (2) value in use. Value in use is defined as the present value of the future cash flows expected to be derived from an asset (i.e., a discounted cash flow). In calculating the value in use of a CGU, Polestar must determine if a terminal growth rate is applicable based off the facts and circumstances surrounding the CGU's potential for future cash flow generation. Additionally, Polestar uses a calculated after-tax WACC as the discount factor in its value in use calculation.
The estimated future cash flows are based on assumptions valid at the date of the impairment test that represent the best estimate of future economic conditions. Such estimates are calculated using assumptions and judgements related to future economic conditions, market share, market growth, and product profitability which are, generally, consistent with Polestar’s latest business plan. When the carrying amount of the CGU is determined to be greater than the recoverable amount, an impairment loss is recognized by first reducing any goodwill allocated to the CGU to zero and then allocating the remaining impairment to the CGU's assets on a pro rata basis.
Impairment for the year ended December 31, 2024
For the year ended December 31, 2024, the recoverable amount for each CGU was based on their value in use and calculated based on estimations of future cash flows using assumptions that were generally consistent with the 2025-2029 business plan, adjusted where necessary to reflect changes in financial conditions and/or expectations in relation to the future subsequent to the preparation of the 2025-2029 business plan. All CGUs used a WACC of 15.5% and no terminal growth rate. Mainly due to a decrease in forecasted pricing for the Polestar 3 and forecasted demand for the Polestar 5, Polestar impaired the Polestar 3 and the internal development project (i.e., Polestar 5, Polestar 6, and PX2 powertrain) CGUs as of December 31, 2024. The recoverable amount of the Polestar 3 CGU was $635,226, resulting in an impairment loss of $205,789. The recoverable amount of the internal development project CGU was $19,328, resulting in an impairment loss of $416,303.
The volumes, pricing, manufacturing costs and WACC inputs used in determining the value in use for each CGU are sensitive and require significant judgement. Changing these inputs could result in an increase or decrease to the impairment charges recognized. The table below presents how a 1% change in volumes, pricing and manufacturing costs and a 1% increase/decrease in WACC would change the impairment loss for the year ended December 31, 2024:

Impact on impairment loss
		Polestar 3 CGU		Internal development project CGU
Volumes	Increase by 1%	-	14,793	-	5,595
	Decrease by 1%	+	4,678	+	2,370
Pricing	Increase by 1%	-	68,505	-	25,601
	Decrease by 1%	+	64,228	+	19,632
Manufacturing costs	Increase by 1%	+	37,165	+	8,960
	Decrease by 1%	-	42,093	-	15,632
WACC	Increase by 1%	+	29,072	+	11,743
	Decrease by 1%	-	30,969	-	11,970
Impairment for the year ended December 31, 2023
For the year ended December 31, 2023, the discounted cash flow for each CGU was based on their value in use and calculated based on estimations regarding future cash flows as seen in the 2024-2028 business plan. All CGUs used a WACC of 15.5% and no terminal growth rate. Mainly due to a decrease in forecasted demand for the Polestar 2, Polestar impaired its Polestar 2 CGU as of December 31, 2023. The recoverable amount of the Polestar 2 CGU was $696,950, resulting in an impairment loss of $339,568.
Impairment for the year ended December 31, 2022
No impairment losses were recognized for the year ended December 31, 2022 as the recoverable amount of the Group's single CGU was based on its value in use and determined to be higher than its carrying amount. In calculating the value in use of the Group's single CGU for the year ended December 31, 2022, the discounted cash flow was calculated based on estimations regarding future cash flows as seen in the 2023-2027 business plan, a terminal growth rate of 2% for cash flows through 10 years following the 2023-2027 business plan, and a WACC of 14%.
Equity method investments

Equity method investments
Polestar applies the equity method of accounting when it has an ownership interest that conveys significant influence over the associate, typically through interest in the voting stock of the associate of between 20% and 50%.
Under the equity method of accounting, at the date of acquisition, the investment is recorded at cost and the Group’s proportionate share of the unconsolidated associate’s net income or loss is included in the Consolidated Statement of Comprehensive Loss, adjusted to eliminate intercompany gains and losses.
The carrying amount of the Group’s investment is adjusted to recognize its share of realized profit or loss. If Polestar's share of realized losses exceeds the carrying amount of its investment, the investment balance will be written down to not less than zero. In future periods, when Polestar’s share of associate earnings returns to positive, the earnings will be netted against all previously unrecognized losses, providing recognized earnings.
Polestar eliminates its unrealized profit from downstream inventory transactions against the carrying amount of its investment. If the unrealized profit exceeds the balance of the investment, Polestar will reduce the carrying amount of its investment to zero. Any remaining portion of Polestar’s share of unrealized profit will not be eliminated.
Polestar conducts routine evaluations of its investment to determine if there are any indicators of impairment present and if there is subsequently objective evidence that the investment is impaired and will recognize an impairment loss when there is a decline in value below carrying value that is other than temporary.
Financial instruments
Financial instruments
Financial instruments are any form of contract that gives rise to a financial asset in one company and a financial liability or equity instrument in another company. Financial assets and liabilities are presented separately in the Consolidated Statement of Financial Position except where there is a legally enforceable right to offset the recognized amounts and there is an intention of settling them on a net basis, to realize the assets and settle the liabilities simultaneously.
Classification of financial assets
Financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income ("FVO") or fair value through profit or loss (“FVTPL”).
The classification of financial assets is based on the business model in which these instruments are held and their contractual cash flow characteristics. Assessments of the contractual cash flow characteristics are made on an instrument-by-instrument basis. Polestar Group applies one business model for managing financial instruments. Generally, interest and non-interest bearing financial assets are held to collect contractual cash flows and carried at amortized cost. Investments, other than those accounted for under the equity method, are carried at FVTPL.
Classification of financial liabilities
Financial liabilities are classified at amortized cost unless they are held for trading or designated as classified at FVTPL by IFRS 9, Financial Instruments ("IFRS 9"), such as derivative liabilities, financial guarantee contracts, commitments to provide loans at below-market interest rates, and contingent consideration recognized in a business combination. Generally, interest and non-interest bearing financial liabilities are carried at amortized cost as Polestar does not hold financial liabilities for trading. Polestar's derivative liabilities related to the Earn-out rights and Class C Shares are carried at FVTPL. Refer to Note 18 - Reverse recapitalization for additional information on the Earn-out rights and the Class C Shares.
Initial recognition
Financial assets and liabilities are recognized on the Consolidated Statement of Financial Position on the date when Polestar Group becomes party to the contractual terms and conditions (i.e., the transaction date). Financial assets are initially recognized at the price that would be received when selling an asset in an orderly transaction between market participants at the measurement date (i.e., fair value), plus transaction costs directly attributable to the acquisition of the financial asset, except for those financial assets carried at fair value through the Consolidated Statement of Loss and Comprehensive Loss. Financial liabilities are initially recognized at the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Subsequent measurement
Financial instruments carried at FVTPL consist of financial assets and liabilities with cash flows other than those of principal and interest on the nominal amount outstanding. Changes in fair value of these instruments are recognized in profit and loss as finance income (expense).
Financial instruments carried at amortized cost are non-derivative financial instruments with contractual cash flows that consist solely of payments of principal and interest on the nominal amount outstanding. These financial instruments are subsequently carried at amortized cost using the effective interest method. Gains and losses are recognized in the Consolidated Statement of Loss and Comprehensive Loss when financial instruments carried at amortized cost are impaired, modified, extinguished, or derecognized. Interest effects on the application of the effective interest method are also recognized in the Consolidated Statement of Loss and Comprehensive Loss as well as effects from foreign currency translation.
Financial assets
Financial assets on the Consolidated Statement of Financial Position consist of cash and cash equivalents, trade receivables, trade receivables - related parties accrued income - related parties, other current receivables, other current and non-current receivables - related parties, restricted cash, and other investments.
A financial asset or a portion of a financial asset is derecognized when the asset is settled or when substantially all significant contractual rights linked to the asset have been transferred to a third party. Where Polestar Group concludes that all significant risks and benefits have not been transferred, the portion of the financial assets corresponding to Polestar Group’s continuous involvement continues to be recognized.
Financial liabilities
Financial liabilities in the Consolidated Statement of Financial Position encompass current and non-current liabilities to credit institutions, other current and non-current interest-bearing liabilities with related parties, accrued expenses, accrued expenses - related parties, trade payables, trade payables - related parties, current and non-current lease liabilities, current and non-current lease liabilities to related parties, current and non-current liabilities related to repurchase commitments, current and non-current liabilities related to refund liabilities, advance payments from customers, other current liabilities, other current liabilities - related parties, and derivative liabilities (i.e., Earn-out rights and Class C Shares).
A financial liability or a portion of a financial liability is derecognized when the obligation in the contract has been fulfilled, cancelled, expired, or substantially all significant contractual obligations linked to the liability have been transferred to a third party. Where Polestar Group concludes that all significant obligations have not been transferred, the portion of the financial liability corresponding to Polestar Group’s continuous involvement continues to be recognized.
Impairment of financial assets
The Group assesses, on a forward-looking basis, the expected credit loss associated with financial assets measured at amortized cost. The Group uses the simplified approach for estimating the provision for expected credit losses (“ECL”), which requires expected lifetime losses to be recognized from the initial recognition of the receivable. The Group considers historical credit loss experience, current economic conditions, supportable forecasts for future economic conditions, macroeconomic conditions, and other expectations of collectability. Polestar assumes that the risk of non-payment significantly increases when the financial asset is more than 90 days past due. Additionally, Polestar identifies financial assets as being in default when it is more likely than not that a debtor will not pay Polestar its dues, or when payment is more than 180 days past due. In certain circumstances, even if payment is more than 180 days past due, Polestar is confident it will receive payment and the asset is therefore not considered to be at risk of non-collection. The ECL provision is reevaluated on an ongoing basis after initial recognition.
When an ECL is calculated, and if it is material, it is recognized in an allowance account which decreases the amount of trade receivables. The amount of the expected credit loss will be recognized as an expense in the Consolidated Statement of Loss and Comprehensive Loss. During the years ended December 31, 2024 and 2023, the Group did not have a material amount of write-offs of receivables.
Trade receivables factoring
In situations where Polestar Group enters into an arrangement to sell trade receivables to a third party (i.e., a factor) at a discount, the sale is accounted for in accordance with IFRS 9. Polestar Group evaluates whether these transactions are with or without recourse and applies the derecognition criteria in IFRS 9 to determine if substantially all the risks and rewards of the trade receivables have been transferred to the factor.
For arrangements without recourse, where substantially all risks and rewards have been transferred in exchange for cash, the trade receivables are derecognized. For arrangements with recourse, where substantially all risks and rewards have not been transferred, the trade receivables are not derecognized, and the cash received from the purchaser is accounted for as secured borrowing.
Cash flows from factoring without recourse of trade receivables are classified as cash flows from operating activities in the Consolidated Statement of Cash Flows while cash flows from factoring with recourse are classified as cash flows from financing activities.

Fair value measurement
Fair value measurement
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required, or permitted, to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would operate, and it also considers assumptions that market participants would use when pricing the asset or liability.
A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Group use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Polestar Group’s assessment of the significance of a particular input to the fair value measurements requires judgement and may affect the valuation of the assets and liabilities being measured and their classification within the fair value hierarchy.
Valuation methodology for the fair value of the financial liability related to the Class C-2 Shares
The Class C-2 Shares represents a derivative financial instrument that is carried at fair value through profit and loss (“FVTPL”) by reference to Level 2 measurement inputs because an observable price for the Class C-1 Shares, which are almost identical instruments, is available in the active market. Class C Shares are presented in current liabilities within the Consolidated Statement of Financial Position as they can be exercised by the holder at any time. The related liability is measured at fair value, with any changes in fair value recognized in earnings. The fair value of the Class C-2 Shares is determined using a binomial lattice option pricing model in a risk-neutral framework whereby the future prices of the Class A Shares are calculated assuming a geometric Brownian motion (“GBM”). For each future price, the Class C-2 payoff amount is calculated based on the contractual terms of the Class C-2 Shares, including assumptions for optimal early exercise and redemption, and then discounted at the term-matched risk-free rate. The final fair value of the Class C-2 Shares is calculated as the probability-weighted present value over all modeled future payoff amounts. As of December 31, 2024, the fair value of the Class C-2 Shares was determined to equal $630 by leveraging the closing price of the Class C-1 Shares on the Nasdaq of $0.14 per share, an implied volatility of 173%, a risk-free rate of 4%, a dividend yield of $0, and a 1,000 time-steps for the binomial lattice option pricing model. As of December 31, 2023, the fair value of the Class C-2 Shares was determined to equal $1,080 by leveraging the closing price of the Class C-1 Shares on the Nasdaq of $0.24 per share, an implied volatility of 88%, a risk-free rate of 3.9%, a dividend yield of $0, and a 1,000 time-steps for the binomial lattice option pricing model. Refer to Note 18 - Reverse recapitalization for more detail on the Class C-2 Shares.
Valuation methodology for the fair value of the financial liability related to the Former Parent’s contingent earn-out rights
The Former Parent’s contingent earn-out right represents a derivative financial instrument that is carried at FVTPL by reference to Level 3 measurement inputs because a quoted or observable price for the instrument or an identical instrument is not available in active markets. The earn-out liability is presented in non-current liabilities within the Consolidated Statement of Financial Position to align with the expected timing of the underlying earn-out payments. The fair value of the earn-out is determined using a Monte Carlo simulation that incorporates a term of 2.98, the five earn-out tranches, and the probability of the Class A Shares in Parent reaching certain daily volume weighted average prices during the earn-out period resulting in the issuance of each tranche of Class A Shares and Class B Shares in Parent to the Former Parent. As of December 31, 2024, the fair value of the earn-out was determined to equal $28,778 by leveraging an implied volatility of 85% and a risk-free rate of 4%. As of December 31, 2023, the fair value of the earn-out was determined to equal $155,402 by leveraging an implied volatility of 80% and a risk-free rate of 3.9%. The implied volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. The calculated fair value would increase (decrease) if the implied volatility were higher (lower). Refer to Note 18 - Reverse recapitalization for more detail on the Former Parent’s earn-out rights.
Valuation methodology for the fair value of RSUs and PSUs granted to employees under the Omnibus Incentive Plan
The fair value of the RSUs granted April 5, 2024 was determined by reference to the Group’s closing share price of $1.53 on the business day immediately preceding the grant date (i.e., $1.53 per RSU). The fair value of the RSUs granted April 3, 2023 was determined by reference to the Group’s closing share price of $3.79 on the business day immediately preceding the grant date (i.e., $3.79 per RSU). The fair value of the RSUs granted September 9, 2022 was determined by the reference Group's share price of $6.72 on the grant date.
The fair value of PSUs granted April 5, 2024, April 3, 2023, and September 9, 2022 was determined by calculating the weighted-average fair value of the 838,323, 368,732 and 241,705 respective units linked to market-based vesting conditions and the 2,514,970, 1,106,195 and 644,116 respective units linked to non-market-based vesting conditions. The units linked to non-market-based vesting conditions were fair valued by reference to the Group’s closing share price of $1.53, $3.79, and $6.72 on the business day immediately preceding the grant date (i.e.,$1.53, $3.79, and $6.72 per unit) April 5, 2024, April 3, 2023 and September 9, 2022. The units linked to market-based vesting conditions were fair valued using a Monte Carlo simulation in a risk-neutral option pricing framework whereby the future share prices of Polestar’s Class A Shares and shares of the peer group over the performance period were calculated assuming a GBM. For each simulation path, the payoff amount of the awards was calculated as the simulated price of the Class A Shares multiplied by the simulated total shareholder return vesting (i.e., the number of awards simulated to vest based on the probability of achievement of certain performance conditions) and then discounted to the grant date at the term-matched risk-free rate.
For the shares granted April 5, 2024, the fair value per unit of the units linked to market-based vesting conditions was determined to be $1.67 by leveraging a peer group historical average volatility of 75%, a risk-free rate of 4.5%, a simulation term of 2.7 years, a dividend yield of 0%, and 100,000 simulation iterations. As such, the weighted-average fair value per PSU was calculated to be $1.57. For the shares granted April 3, 2023, the fair value per unit of the units linked to market-based vesting conditions was determined to be $3.33 by leveraging an implied volatility of 75%, a peer group historical average volatility of 63.5%, a risk-free rate of 3.8%, a simulation term of 2.7 years, a dividend yield of 0%, and 100,000 simulation iterations. As such, the weighted-average fair value per PSU was calculated to be $3.68. For the shares granted September 9, 2022, the fair value per unit of the units linked to non-market-based vesting conditions was determined to be $7.93 by leveraging an implied volatility of 70%, a peer group historical average volatility of 81.9%, a risk-free rate of 3.5%, a simulation term of 2.3 years, a dividend yield of nil, and a 100,000 simulation iterations. As such, the weighted-average fair value per PSU was calculated to be $7.02. Refer to Note 8 - Share-based payment for more detail on the Omnibus Incentive Plan.

Inventories
Inventories
Inventories in Polestar Group includes new, used, and internal vehicles. Internal vehicles are those used by employees or the Group for demonstration, test drive, and various other operating purposes that will be sold as used vehicles. Most internal vehicles are utilized for a period of one year or less prior to sale. Inventories are measured at the lower of cost and NRV and consist primarily of finished goods as of December 31, 2024 and 2023. NRV is calculated as the selling price in the ordinary course of business less estimated costs of completion and selling costs. The cost of inventory primarily includes costs of purchase and costs of conversion. Costs of purchase includes contract manufacturing price and costs incurred in bringing the inventory to its present location and condition, including, but not limited to, costs such as freight and customs duties. Costs of conversion include costs directly related to variable production overheads, including but not limited to, depreciation and amortization on a units of production basis related to certain ROU lease assets utilized in production, machinery and equipment utilized in production, and intellectual property dedicated to our individual vehicle platforms. Costs for selling, administration and financial expenses are not included. For groups of similar products, a group valuation method is applied. The cost of similar assets is established using the first-in, first-out method (FIFO). The estimate of the provision for impairment of inventories is determined for those assets that have lost their value.
Equity
Equity
Distributed group contributions to the owners, along with the related tax effect, are recorded in equity in accordance with the principles for shareholder’s contributions. If any unconditional shareholder’s contributions are received from related party owners, they are recognized in equity.
Provisions and contingent liabilities
Provisions and contingent liabilities
Provisions are recognized on the Consolidated Statement of Financial Position when a legal or constructive obligation exists as a result of a past event, it is deemed more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are regularly reviewed and adjusted as further information becomes available or circumstances change. If the effect of the time value of money is material, non-current provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate reflecting current market assessments of the time value of money. The unwinding of the discount is expensed as incurred and recognized in the Consolidated Statement of Loss and Comprehensive Loss. The discount rate does not reflect such risks that are taken into consideration in the estimated future cash flow. Revisions to estimated cash flows (both amount and likelihood) are allocated as operating cost. Changes to present value due to the passage of time and revisions of discount rates to reflect prevailing current market conditions are recognized as a borrowing cost.
Warranty provisions
The Group issues various types of product warranties, under which the Group generally guarantees the performance of products delivered and services rendered for a certain period of time. The estimated warranty costs include those costs which are related to contractual warranties, warranty campaigns (i.e., recalls), and warranty cover in excess of contractual warranties or campaigns. Warranty cover in excess of contractual warranties or campaigns occurs when Polestar Group provides a customer warranty type assistance, above and beyond the stated nature of the contract. This type of warranty cover is normal practice in maintaining a strong business relationship with the customer; the Group accordingly includes the estimate of this provision in total estimated warranty costs. In the future, the Group, may at various times initiate a recall if any products or vehicle components, including any systems or parts sourced from our suppliers, prove to be defective or noncompliant with applicable laws and regulations.
All warranty provisions are recognized at the time of the sale of vehicles. The initial calculations of the warranty provisions are based on historical warranty statistics, considering factors like known quality improvements and costs for remedying defaults. The warranty provisions are subsequently adjusted if recalls for specific quality problems are made. On a periodic basis, the provisions are adjusted to reflect the latest available data such as actual spend and exchange rates. The provisions are reduced by warranty reimbursements from suppliers. Such refunds from suppliers decrease Polestar Group’s warranty costs and are recognized to the extent these are considered to be virtually certain, based on historical experience or agreements entered into with suppliers.
Employee benefits provisions
Employee benefits provisions comprise estimated costs related to short-term incentive programs, long-term incentive programs, and post-employment benefit programs. Estimates for these provisions primarily give consideration to employment agreements and regular internal determinations made by the Board's compensation committee regarding cash-based incentives for employees. Refer to the Employee benefits section elsewhere in this footnote for additional discussion on the Group's incentive and post-employment benefits programs.
Litigation provisions
Litigation provisions comprise estimated costs for advisors, settlements, and other legal costs associated with lawsuits under which the Group is a defendant or in circumstances where the Group has indemnified other parties subject to a lawsuit. Estimates for these provisions give consideration to advice from advisors, precedents set by outcomes from lawsuits of similar nature, legal budgets, and internal assessments of trial timing and risk. Refer to Note 23 - Current and non-current provisions for additional detail of individual litigation provisions for circumstances where the Group's exposure is deemed material.
Other provisions
Other provisions primarily comprise estimated costs for taxes and other miscellaneous items. Estimates for these provisions give consideration to historical trends, various other risks, and specific agreements related to recoveries provided by suppliers which cannot be allocated to any other class of provision.
Contingent liabilities
When a possible obligation does not meet the criteria for recognition as a liability, it may be disclosed as a contingent liability. These possible obligations derived from past events and their existence will be confirmed only when one, or several, uncertain future events, which are not entirely within the Group’s control, take place or fail to take place. A contingent liability could also exist for a present obligation, due to a past event, where an outflow of resources is less than likely or when the amount of the obligation cannot be reliably measured.
Borrowing costs
Borrowing costs
Borrowing costs are expensed as incurred unless they are directly attributable to the acquisition, construction, or production of a qualifying asset and are therefore part of the cost of that asset. In accordance with IAS 23 and IAS 16, borrowing costs related to assets under construction have been capitalized. These borrowing costs relate to special vendor tools and special type bound tooling, which have deferred payment terms.